Note 21 - Derivatives - Amount and Fair Value of Mortgage Banking Derivatives (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Contract [Member]
Derivative, amount	$ 20,340,000	$ 20,981,000
Derivatives	657,000	714,000
Forward Contracts [Member]
Derivative, amount	20,500,000	21,250,000
Derivative, fair value	6,000	157,000
Derivative, fair value	$ (6,000)	$ (157,000)